Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI CATHOLIC VALUES TRUST
Entity Central Index Key	0001627853
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000152590
Shareholder Report [Line Items]
Fund Name	Catholic Values Equity Fund
Class Name	Class F Shares
Trading Symbol	CAVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catholic Values Equity Fund (the "Fund") Class F Shares for the 12-month period ending February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class F Shares	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its blended benchmark, the Russell 3000 Index (80%) and the MSCI ACWI ex-U.S. Index (20%), for the 12-month period ending February 28, 2025. Fund performance was hampered by an underweight allocation to mega-cap stocks, which led the rally in the U.S. market during the period, as well as its tilt toward U.S. value stocks, which lagged U.S. growth stocks.

Among the Fund’s sub-advisers, Brandywine Global Investment Management lagged the benchmark over the reporting period due to its value orientation, exposure to smaller-capitalization stocks, and both an overweight and stock selection in the energy sector. Copeland Capital Management’s (Copeland) large-cap portfolio underperformed due to its lower-beta positioning, emphasis on dividend-paying companies, and stock selection within the financials sector. Copeland’s small-/mid-cap portfolio significantly underperformed due mainly to its exposure to smaller-capitalization stocks and an overweight allocation to the industrials sector. Leeward Investments lagged the benchmark due to its exposure to smaller-cap companies, an underweight to the communication services sector, and an overweight to industrials.

Lazard Asset Management underperformed as stocks outside the U.S. lagged U.S. large-cap stocks during the reporting period. Stock selection in Japan also was a detractor. The Jupiter Asset Management Limited/Brickwood Asset Management team underperformed due to its value orientation, an overweight to Korea, and stock selection in Germany and in the consumer discretionary and information technology sectors. Fred Alger Management was a Fund sub-adviser for the majority of the year and notably outperformed the benchmark due to the portfolio’s growth orientation and highly favorable stock selection in U.S. mega-cap stocks and in the information technology sector. Acadian Asset Management, which was hired as a Fund sub-adviser in December 2024, slightly outperformed the blended benchmark for the last several months of the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of February 28, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Catholic Values Equity Fund, Class F Shares	13.85%	13.13%	9.50%
S&P 500 Index (TR)*	18.41%	16.85%	13.27%
80/20 Russell 3000 & MSCI ACWI ex-U.S.	16.01%	14.43%	11.03%

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 390,378,000
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 1,552
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$390,378	980	$1,552	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	1.7%
Real Estate	2.0%
Utilities	2.2%
Materials	3.4%
Energy	3.5%
Consumer Staples	6.9%
Health Care	7.9%
Communication Services	8.5%
Consumer Discretionary	10.7%
Industrials	13.1%
Financials	16.6%
Information Technology	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	3.0%
Microsoft Corp	2.8%
NVIDIA Corp	2.2%
Broadcom Inc	1.4%
Amazon.com Inc	1.4%
Visa Inc, Cl A	1.3%
JPMorgan Chase & Co	1.2%
Meta Platforms Inc, Cl A	1.2%
Citigroup Inc	0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Fred Alger Management, LLC and Jupiter Asset Management were terminated as sub-advisers and were replaced by Acadian Asset Management LLC and Brickwood Asset Management LLP. Additionally, the portfolio management team currently at Brickwood Asset Management had previously been employed by Jupiter Asset Management.

C000152591
Shareholder Report [Line Items]
Fund Name	Catholic Values Equity Fund
Class Name	Class Y Shares
Trading Symbol	CAVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catholic Values Equity Fund (the "Fund") Class Y Shares for the 12-month period ending February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class Y Shares	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its blended benchmark, the Russell 3000 Index (80%) and the MSCI ACWI ex-U.S. Index (20%), for the 12-month period ending February 28, 2025. Fund performance was hampered by an underweight allocation to mega-cap stocks, which led the rally in the U.S. market during the period, as well as its tilt toward U.S. value stocks, which lagged U.S. growth stocks.

Among the Fund’s sub-advisers, Brandywine Global Investment Management lagged the benchmark over the reporting period due to its value orientation, exposure to smaller-capitalization stocks, and both an overweight and stock selection in the energy sector. Copeland Capital Management’s (Copeland) large-cap portfolio underperformed due to its lower-beta positioning, emphasis on dividend-paying companies, and stock selection within the financials sector. Copeland’s small-/mid-cap portfolio significantly underperformed due mainly to its exposure to smaller-capitalization stocks and an overweight allocation to the industrials sector. Leeward Investments lagged the benchmark due to its exposure to smaller-cap companies, an underweight to the communication services sector, and an overweight to industrials.

Lazard Asset Management underperformed as stocks outside the U.S. lagged U.S. large-cap stocks during the reporting period. Stock selection in Japan also was a detractor. The Jupiter Asset Management Limited/Brickwood Asset Management team underperformed due to its value orientation, an overweight to Korea, and stock selection in Germany and in the consumer discretionary and information technology sectors. Fred Alger Management was a Fund sub-adviser for the majority of the year and notably outperformed the benchmark due to the portfolio’s growth orientation and highly favorable stock selection in U.S. mega-cap stocks and in the information technology sector. Acadian Asset Management, which was hired as a Fund sub-adviser in December 2024, slightly outperformed the blended benchmark for the last several months of the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of February 28, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Catholic Values Equity Fund, Class Y Shares	13.91%	13.20%	9.64%
S&P 500 Index (TR)*	18.41%	16.85%	13.24%
80/20 Russell 3000 & MSCI ACWI ex-U.S.	16.01%	14.43%	11.04%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 390,378,000
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 1,552
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$390,378	980	$1,552	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	1.7%
Real Estate	2.0%
Utilities	2.2%
Materials	3.4%
Energy	3.5%
Consumer Staples	6.9%
Health Care	7.9%
Communication Services	8.5%
Consumer Discretionary	10.7%
Industrials	13.1%
Financials	16.6%
Information Technology	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	3.0%
Microsoft Corp	2.8%
NVIDIA Corp	2.2%
Broadcom Inc	1.4%
Amazon.com Inc	1.4%
Visa Inc, Cl A	1.3%
JPMorgan Chase & Co	1.2%
Meta Platforms Inc, Cl A	1.2%
Citigroup Inc	0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Fred Alger Management, LLC and Jupiter Asset Management were terminated as sub-advisers and were replaced by Acadian Asset Management LLC and Brickwood Asset Management LLP. Additionally, the portfolio management team currently at Brickwood Asset Management had previously been employed by Jupiter Asset Management.

C000152592
Shareholder Report [Line Items]
Fund Name	Catholic Values Fixed Income Fund
Class Name	Class F Shares
Trading Symbol	CFVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catholic Values Fixed Income Fund (the "Fund") Class F Shares for the 12-month period ending February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class F Shares	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending February 28, 2025.

In September 2024, the Federal Reserve (Fed) reduced the federal-funds rate by 0.50% to a range of 4.75% to 5.00% after being on pause since July 2023. The Fed followed that up with two additional 0.25% cuts at its November and December meetings before pausing again in January 2025. After moving towards the Fed’s 2% target rate during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continued to evaluate incoming data, as well as the impact of  the new trade and immigration policies of the administration of President Donald Trump will have on prices. Short-term U.S. Treasury yields moved lower during the reporting period due to easier monetary policy, while intermediate- and long-term yields rose, resulting in a normalized yield curve with no inversion (which occurs when short-term yields exceed long-term yields). Corporate credit outperformed the overall U.S. fixed-income market during the period as the Fed made its pivot to a rate-cutting cycle and economic growth, while moderating somewhat, remained strong. Securitized sectors such as asset-backed securities (ABS) also outperformed, supported by relatively healthy consumer spending.

An underweight allocation to the industrials sector hampered Fund performance for the reporting period. Fund performance benefited from overweight positions in securitized sectors such as ABS and commercial mortgage-backed securities (CMBS), as well as an overweight to the financials sector. While security selection in corporate bonds enhanced Fund performance, the impact of overall positioning in the sector was mixed. At the sub-adviser level, Income Research + Management (IR+M) outperformed the benchmark over the reporting period, benefitting from an overweight to securitized sectors. Following its hiring as a Fund sub-adviser in late October 2024, Metropolitan West Asset Management LLC (MetWest) outperformed due to its overweight to agency MBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of February 28, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Catholic Values Fixed Income Fund, Class F Shares	5.31%	-0.70%	1.53%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.81%	-0.52%	1.52%

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 220,418,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 646
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$220,418	942	$646	229%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	0.2%
Sovereign Debt	0.3%
Consumer Staples	0.3%
Real Estate	0.6%
Municipal Bonds	0.7%
Health Care	0.8%
Information Technology	1.3%
Consumer Discretionary	1.8%
Energy	1.9%
Cash Equivalent	2.0%
Industrials	2.4%
Communication Services	2.5%
Utilities	2.6%
Financials	8.4%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	34.1%
Mortgage-Backed Securities	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	7.5%
U.S. Treasury Notes	4.250%	01/31/30	4.7%
U.S. Treasury Bonds	4.625%	02/15/55	4.1%
U.S. Treasury Notes	4.625%	02/15/35	2.2%
U.S. Treasury Notes	4.125%	02/28/27	1.9%
U.S. Treasury Notes	4.000%	07/31/29	1.8%
U.S. Treasury Bonds	4.375%	08/15/43	1.7%
FNMA or FHLMC	4.500%	04/15/33	1.3%
U.S. Treasury Bonds	3.625%	05/15/53	1.3%
FNMA or FHLMC	4.000%	03/15/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as sub-advisers, and MetWest was added as a Fund manager in October 2024.
C000152593
Shareholder Report [Line Items]
Fund Name	Catholic Values Fixed Income Fund
Class Name	Class Y Shares
Trading Symbol	CFVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catholic Values Fixed Income Fund (the "Fund") Class Y Shares for the 12-month period ending February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class Y Shares	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending February 28, 2025.

In September 2024, the Federal Reserve (Fed) reduced the federal-funds rate by 0.50% to a range of 4.75% to 5.00% after being on pause since July 2023. The Fed followed that up with two additional 0.25% cuts at its November and December meetings before pausing again in January 2025. After moving towards the Fed’s 2% target rate during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continued to evaluate incoming data, as well as the impact of  the new trade and immigration policies of the administration of President Donald Trump will have on prices. Short-term U.S. Treasury yields moved lower during the reporting period due to easier monetary policy, while intermediate- and long-term yields rose, resulting in a normalized yield curve with no inversion (which occurs when short-term yields exceed long-term yields). Corporate credit outperformed the overall U.S. fixed-income market during the period as the Fed made its pivot to a rate-cutting cycle and economic growth, while moderating somewhat, remained strong. Securitized sectors such as asset-backed securities (ABS) also outperformed, supported by relatively healthy consumer spending.

An underweight allocation to the industrials sector hampered Fund performance for the reporting period. Fund performance benefited from overweight positions in securitized sectors such as ABS and commercial mortgage-backed securities (CMBS), as well as an overweight to the financials sector. While security selection in corporate bonds enhanced Fund performance, the impact of overall positioning in the sector was mixed. At the sub-adviser level, Income Research + Management (IR+M) outperformed the benchmark over the reporting period, benefitting from an overweight to securitized sectors. Following its hiring as a Fund sub-adviser in late October 2024, Metropolitan West Asset Management LLC (MetWest) outperformed due to its overweight to agency MBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of February 28, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Catholic Values Fixed Income Fund, Class Y Shares	5.42%	-0.62%	1.67%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.81%	-0.52%	1.56%

Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 220,418,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 646
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$220,418	942	$646	229%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	0.2%
Sovereign Debt	0.3%
Consumer Staples	0.3%
Real Estate	0.6%
Municipal Bonds	0.7%
Health Care	0.8%
Information Technology	1.3%
Consumer Discretionary	1.8%
Energy	1.9%
Cash Equivalent	2.0%
Industrials	2.4%
Communication Services	2.5%
Utilities	2.6%
Financials	8.4%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	34.1%
Mortgage-Backed Securities	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	7.5%
U.S. Treasury Notes	4.250%	01/31/30	4.7%
U.S. Treasury Bonds	4.625%	02/15/55	4.1%
U.S. Treasury Notes	4.625%	02/15/35	2.2%
U.S. Treasury Notes	4.125%	02/28/27	1.9%
U.S. Treasury Notes	4.000%	07/31/29	1.8%
U.S. Treasury Bonds	4.375%	08/15/43	1.7%
FNMA or FHLMC	4.500%	04/15/33	1.3%
U.S. Treasury Bonds	3.625%	05/15/53	1.3%
FNMA or FHLMC	4.000%	03/15/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as sub-advisers, and MetWest was added as a Fund manager in October 2024.